Consolidated Statements of Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Diluted loss per share from continuing operations	$ (18.76)	$ (44.57)	$ (59.67)
Diluted loss per share from discontinued operations	(15.41)	(0.92)
Diluted loss per share attributable to G Medical innovations holdings ltd. Shareholders in USD	$ (34.17)	$ (45.49)	$ (59.67)